VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—28.2%
Agency—6.0%
Federal National Mortgage Association
Pool #AM2292 (1 month LIBOR + 0.350%, Cap 97.760%, Floor 0.350%) 0.591%, 1/1/23(1)	$ 262	$ 262
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 0.611%, 11/1/23(1)	318	318
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.801%, 1/1/24(1)	705	705
Pool #AN9445 3.480%, 7/1/25	391	382
FRESB Mortgage Trust 2016-SB16, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 5/25/36(1)	276	275
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	861	874
		2,816

Non-Agency—22.2%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	1,014	1,005
Citigroup Commercial Mortgage Trust 2018-TBR, B (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.547%, 12/15/36(1)(2)	1,122	1,099
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.297%, 11/15/37(1)(2)	983	971
DBGS Mortgage Trust 2018-BIOD, A (1 month LIBOR + 0.803%, Cap N/A, Floor 0.803%) 144A 1.109%, 5/15/35(1)(2)	914	908
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.547%, 5/15/38(1)(2)	1,180	1,170
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 144A 0.947%, 12/15/37(1)(2)	302	296
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(1)(2)	1,000	979
MHC Commercial Mortgage Trust 2021-MHC, A (1 month LIBOR + 0.801%, Cap N/A, Floor 0.801%) 144A 1.198%, 4/15/38(1)(2)	1,000	984
One New York Plaza Trust 2020-1NYP, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.950%) 144A 1.347%, 1/15/36(1)(2)	1,000	985
STWD Trust 2021-FLWR, B (1 month LIBOR + 0.926%, Cap N/A, Floor 0.926%) 144A 1.323%, 7/15/36(1)(2)	1,000	970
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.547%, 2/15/40(1)(2)	$ 1,072	$ 1,062
		10,429

Total Mortgage-Backed Securities (Identified Cost $13,450)		13,245

Asset-Backed Securities—19.7%
Automobiles—3.4%
Canadian Pacer Auto Receivables Trust 2020-1A, B 144A 2.000%, 7/21/25(2)	1,000	985
Westlake Automobile Receivables Trust 2020-1A, B 144A 1.940%, 4/15/25(2)	332	333
World Omni Automobile Lease Securitization Trust 2019-B, A4 2.070%, 2/18/25	256	256
		1,574

Credit Card—5.8%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.789%, 5/15/28(1)	750	743
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 1.157%, 5/14/29(1)	1,100	1,096
Evergreen Credit Card Trust 2019-2, C 144A 2.620%, 9/15/24(2)	900	903
		2,742

Other—6.3%
Domino’s Pizza Master Issuer LLC 2018-1A, A2I 144A 4.116%, 7/25/48(2)	967	972
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	953	969
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	1,030	1,019
		2,960

Student Loan—4.2%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 1.198%, 8/25/48(1)(2)	850	847
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 0.378%, 1/25/27(1)	417	415
2005-7, A4 (3 month LIBOR + 0.150%) 0.408%, 10/25/29(1)	738	733
		1,995

Total Asset-Backed Securities (Identified Cost $9,402)		9,271

See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—48.3%
Communication Services—4.8%
AT&T, Inc. (SOFR + 0.640%) 0.911%, 3/25/24(1)	$ 1,247	$ 1,247
Magallanes, Inc. (SOFR + 1.780%) 144A 2.038%, 3/15/24(1)(2)	1,000	1,009
		2,256

Consumer Discretionary—2.1%
Eaton Corp. 2.750%, 11/2/22	494	497
Hyatt Hotels Corp. 1.800%, 10/1/24	514	494
		991

Consumer Staples—1.6%
7-Eleven, Inc. 144A 0.800%, 2/10/24(2)	775	744
Energy—6.3%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	671	627
HollyFrontier Corp. 2.625%, 10/1/23	1,258	1,245
Williams Cos., Inc. (The) 4.300%, 3/4/24	1,074	1,098
		2,970

Financials—21.7%
AerCap Ireland Capital DAC 1.650%, 10/29/24	1,170	1,105
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 0.801%, 2/18/25(1)(2)	1,000	999
Barclays plc 1.007%, 12/10/24	1,250	1,200
Caterpillar Financial Services Corp. (SOFR + 0.270%) 0.525%, 9/13/24(1)	900	896
Daimler Trucks Finance North America LLC 144A (SOFR + 0.750%) 1.015%, 12/13/24(1)(2)	1,350	1,339
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,410	1,395
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 0.751%, 9/10/24(1)	1,120	1,108
Morgan Stanley 0.791%, 1/22/25	525	504
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	1,093	1,079
Wells Fargo & Co. 1.654%, 6/2/24	557	550
		10,175

Industrials—5.7%
Boeing Co. (The) 4.508%, 5/1/23	1,390	1,413
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	1,234	1,243
		2,656

	Par Value	Value

Information Technology—2.4%
Skyworks Solutions, Inc. 0.900%, 6/1/23	$ 1,158	$ 1,132
Utilities—3.7%
Pacific Gas and Electric Co.
1.750%, 6/16/22	827	826
3.250%, 2/16/24	324	323
Southern Co. (The) 2.950%, 7/1/23	600	603
		1,752

Total Corporate Bonds and Notes (Identified Cost $23,115)		22,676

Total Long-Term Investments—96.2% (Identified Cost $45,967)		45,192

	Shares
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	1,547,351	1,547
Total Short-Term Investment (Identified Cost $1,547)		1,547

TOTAL INVESTMENTS—99.5% (Identified Cost $47,514)		$46,739
Other assets and liabilities, net—0.5%		244
NET ASSETS—100.0%		$46,983

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $22,418 or 47.7% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Country Weightings†
United States	86%
Canada	4
Cayman Islands	3
United Kingdom	3
Ireland	2
New Zealand	2
Total	100%
† % of total investments as of March 31, 2022.
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
2 Year U.S. Treasury Note Future	June 2022	(15)	$(3,179)	$44	$—
5 Year U.S. Treasury Note Future	June 2022	(8)	(917)	—	(4)
Total				$44	$(4)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$9,271	$—	$9,271
Corporate Bonds and Notes	22,676	—	22,676
Mortgage-Backed Securities	13,245	—	13,245
Money Market Mutual Fund	1,547	1,547	—
Other Financial Instruments:
Futures Contracts	44	44	—
Total Assets	46,783	1,591	45,192
Liabilities:
Other Financial Instruments:
Futures Contracts	(4)	(4)	—
Total Liabilities	(4)	(4)	—
Total Investments	$46,779	$1,587	$45,192
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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